Lease Commitments (Tables)	12 Months Ended
Jun. 30, 2014
Future Minimum Rental Payments and Operating Lease Payments under Non Cancelable Operating Leases

The following represent future minimum rental payments and operating lease payments under non cancelable operating leases:

	Facility Leases	Vehicle Leases	Total
Year ending June 30,
2015	$13,544	$19,870	$33,414
2016	9,633	17,950	27,583
2017	7,741	14,932	22,673
2018	5,468	11,726	17,194
2019	3,855	7,445	11,300
2020 and thereafter	3,558	1,278	4,836

Total minimum payments	$43,799	$73,201	$117,000